S000096485 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Baron Technology ETF | Baron Technology ETF
Prospectus [Line Items]
Annual Return [Percent]	47.80%	63.38%	(44.30%)